ROBIN WAGNER
                                                      Vice President and Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3962
                                                             Fax: (212) 707-7987


VIA EDGAR


                                                                 August 10, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account A
          File Nos. 33-58950 and 811-1705
          CIK 0000089024


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of supplement that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/Robin Wagner
                                        ------------------------
                                           Robin Wagner


                      THE EQUITABLE LIFE ASSURANCE SOCIETY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104